INCOME TAXES - Disclosure of non-capital loss carryforwards (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	$ 9,703,024	$ 6,111,538
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	2,937
2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	73,161
2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	59,622
2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	117,154
2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	122,790
2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	138,822
2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	127,413
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	675,203
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	2,350,798
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	2,443,638
2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	$ 3,591,486